Investment Objectives and Goals	Jan. 27, 2025
Service Class Shares C000222972 [Member] | THE E-VALUATOR VERY CONSERVATIVE (0%-15%) RMS FUND
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The E-Valuator Very Conservative (0%-15%) RMS Fund (the “Fund”) seeks as a primary objective to provide income and as a secondary objective stability of principal.
Service Class Shares C000222968 [Member] | THE E-VALUATOR CONSERVATIVE (15%-30%) RMS FUND
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The E-Valuator Conservative (15%-30%) RMS Fund (the “Fund”) seeks to provide income but will at times seek growth and income within the stated asset allocation range.
Service Class Shares C000222969 [Member] | THE E-VALUATOR CONSERVATIVE/MODERATE (30%-50%) RMS FUND
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (the “Fund”) seeks to provide both growth of principal and income but will at times focus primarily on providing income within the stated asset allocation range.

Service Class Shares C000222971 [Member] | THE E-VALUATOR MODERATE (50%-70%) RMS FUND
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The E-Valuator Moderate (50%-70%) RMS Fund (the “Fund”) seeks to provide both growth of principal and income but will at times focus primarily on providing growth of principal within the stated asset allocation range.

Service Class Shares C000222970 [Member] | THE E-VALUATOR GROWTH (70%-85%) RMS FUND
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The E-Valuator Growth (70%-85%) RMS Fund (the “Fund”) seeks to provide growth of principal but will at times seek to provide both growth of principal and income within the stated asset allocation range.

Service Class Shares C000222967 [Member] | Fund Summary
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The E-Valuator Aggressive Growth (85%-99%) RMS Fund (the “Fund”) seeks to provide growth of principal within the stated asset allocation range.
R4 Class Shares C000229455 [Member] | THE E-VALUATOR VERY CONSERVATIVE (0%-15%) RMS FUND
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The E-Valuator Very Conservative (0%-15%) RMS Fund (the “Fund”) seeks as a primary objective to provide income and as a secondary objective stability of principal.
R4 Class Shares C000229451 [Member] | THE E-VALUATOR CONSERVATIVE (15%-30%) RMS FUND
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The E-Valuator Conservative (15%-30%) RMS Fund (the “Fund”) seeks to provide income but will at times seek growth and income within the stated asset allocation range.
R4 Class Shares C000229452 [Member] | THE E-VALUATOR CONSERVATIVE/MODERATE (30%-50%) RMS FUND
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (the “Fund”) seeks to provide both growth of principal and income but will at times focus primarily on providing income within the stated asset allocation range.

R4 Class Shares C000229454 [Member] | THE E-VALUATOR MODERATE (50%-70%) RMS FUND
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The E-Valuator Moderate (50%-70%) RMS Fund (the “Fund”) seeks to provide both growth of principal and income but will at times focus primarily on providing growth of principal within the stated asset allocation range.

R4 Class Shares C000229453 [Member] | THE E-VALUATOR GROWTH (70%-85%) RMS FUND
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The E-Valuator Growth (70%-85%) RMS Fund (the “Fund”) seeks to provide growth of principal but will at times seek to provide both growth of principal and income within the stated asset allocation range.

R4 Class Shares C000229450 [Member] | Fund Summary
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The E-Valuator Aggressive Growth (85%-99%) RMS Fund (the “Fund”) seeks to provide growth of principal within the stated asset allocation range.